Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Global Allocation Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,237
(Oppenheimer Global Allocation Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	727
Expense Example, with Redemption, 3 Years	1,043
Expense Example, with Redemption, 5 Years	1,487
Expense Example, with Redemption, 10 Years	2,311
(Oppenheimer Global Allocation Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,534
(Oppenheimer Global Allocation Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,164
(Oppenheimer Global Allocation Fund) | Class N
Expense Example:
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,030
(Oppenheimer Global Allocation Fund) | Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,340
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,069
(Oppenheimer Small- & Mid- Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	714
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	2,197
(Oppenheimer Small- & Mid- Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	2,434
(Oppenheimer Small- & Mid- Cap Value Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	922
(Oppenheimer Small- & Mid- Cap Value Fund) | Class N
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,901
(Oppenheimer Small- & Mid- Cap Value Fund) | Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	$ 1,136